Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenue from product sales	$ 50,938	$ 43,789	$ 42,998
US
Revenues
Revenue from product sales	$ 21,655	$ 17,961	$ 17,254
Rebate, returns and chargebacks (as a percent)	0.60%	1.00%	1.30%
Emerging Markets
Revenues
Revenue from product sales	$ 13,535	$ 11,751	$ 11,634
Europe
Revenues
Revenue from product sales	10,848	9,029	8,264
Rest of World
Revenues
Revenue from product sales	4,900	5,048	5,846
Total Oncology
Revenues
Revenue from product sales	20,275	17,145	14,631
Total Oncology | US
Revenues
Revenue from product sales	9,510	7,719	6,484
Total Oncology | Emerging Markets
Revenues
Revenue from product sales	4,502	3,828	3,537
Total Oncology | Europe
Revenues
Revenue from product sales	4,082	3,332	2,726
Total Oncology | Rest of World
Revenues
Revenue from product sales	2,181	2,266	1,884
Tagrisso
Revenues
Revenue from product sales	6,580	5,799	5,444
Tagrisso | US
Revenues
Revenue from product sales	2,763	2,276	2,007
Tagrisso | Emerging Markets
Revenues
Revenue from product sales	1,755	1,621	1,567
Tagrisso | Europe
Revenues
Revenue from product sales	1,301	1,120	1,023
Tagrisso | Rest of World
Revenues
Revenue from product sales	761	782	847
Imfinzi
Revenues
Revenue from product sales	4,717	4,019	2,771
Imfinzi | US
Revenues
Revenue from product sales	2,603	2,171	1,539
Imfinzi | Emerging Markets
Revenues
Revenue from product sales	479	355	287
Imfinzi | Europe
Revenues
Revenue from product sales	948	742	544
Imfinzi | Rest of World
Revenues
Revenue from product sales	687	751	401
Calquence
Revenues
Revenue from product sales	3,129	2,514	2,057
Calquence | US
Revenues
Revenue from product sales	2,190	1,815	1,657
Calquence | Emerging Markets
Revenues
Revenue from product sales	153	98	45
Calquence | Europe
Revenues
Revenue from product sales	656	493	286
Calquence | Rest of World
Revenues
Revenue from product sales	130	108	69
Lynparza
Revenues
Revenue from product sales	3,072	2,811	2,638
Lynparza | US
Revenues
Revenue from product sales	1,332	1,254	1,226
Lynparza | Emerging Markets
Revenues
Revenue from product sales	655	542	488
Lynparza | Europe
Revenues
Revenue from product sales	832	734	655
Lynparza | Rest of World
Revenues
Revenue from product sales	253	281	269
Enhertu
Revenues
Revenue from product sales	545	261	79
Enhertu | Emerging Markets
Revenues
Revenue from product sales	350	169	51
Enhertu | Europe
Revenues
Revenue from product sales	126	60	21
Enhertu | Rest of World
Revenues
Revenue from product sales	69	32	7
Zoladex
Revenues
Revenue from product sales	1,058	952	927
Zoladex | US
Revenues
Revenue from product sales	16	14	15
Zoladex | Emerging Markets
Revenues
Revenue from product sales	795	687	657
Zoladex | Europe
Revenues
Revenue from product sales	148	133	133
Zoladex | Rest of World
Revenues
Revenue from product sales	99	118	122
Imjudo
Revenues
Revenue from product sales	281	218	13
Imjudo | US
Revenues
Revenue from product sales	180	146	13
Imjudo | Emerging Markets
Revenues
Revenue from product sales	16	5
Imjudo | Europe
Revenues
Revenue from product sales	36	16
Imjudo | Rest of World
Revenues
Revenue from product sales	49	51
Truqap
Revenues
Revenue from product sales	430	6
Truqap | US
Revenues
Revenue from product sales	408	6
Truqap | Emerging Markets
Revenues
Revenue from product sales	2
Truqap | Europe
Revenues
Revenue from product sales	12
Truqap | Rest of World
Revenues
Revenue from product sales	8
Orpathys
Revenues
Revenue from product sales	44	44	33
Orpathys | Emerging Markets
Revenues
Revenue from product sales	44	44	33
Oncology, Others
Revenues
Revenue from product sales	419	521	669
Oncology, Others | US
Revenues
Revenue from product sales	18	37	27
Oncology, Others | Emerging Markets
Revenues
Revenue from product sales	253	307	409
Oncology, Others | Europe
Revenues
Revenue from product sales	23	34	64
Oncology, Others | Rest of World
Revenues
Revenue from product sales	125	143	169
CVRM
Revenues
Revenue from product sales	12,448	10,585	9,188
CVRM | US
Revenues
Revenue from product sales	3,075	2,752	2,479
CVRM | Emerging Markets
Revenues
Revenue from product sales	5,339	4,586	4,119
CVRM | Europe
Revenues
Revenue from product sales	3,270	2,503	1,906
CVRM | Rest of World
Revenues
Revenue from product sales	764	744	684
Farxiga
Revenues
Revenue from product sales	7,656	5,963	4,381
Farxiga | US
Revenues
Revenue from product sales	1,750	1,451	1,071
Farxiga | Emerging Markets
Revenues
Revenue from product sales	2,853	2,211	1,665
Farxiga | Europe
Revenues
Revenue from product sales	2,634	1,881	1,297
Farxiga | Rest of World
Revenues
Revenue from product sales	419	420	348
Brilinta
Revenues
Revenue from product sales	1,333	1,324	1,358
Brilinta | US
Revenues
Revenue from product sales	751	744	744
Brilinta | Emerging Markets
Revenues
Revenue from product sales	294	285	286
Brilinta | Europe
Revenues
Revenue from product sales	268	271	282
Brilinta | Rest of World
Revenues
Revenue from product sales	20	24	46
Crestor
Revenues
Revenue from product sales	1,153	1,107	1,048
Crestor | US
Revenues
Revenue from product sales	46	55	65
Crestor | Emerging Markets
Revenues
Revenue from product sales	934	862	794
Crestor | Europe
Revenues
Revenue from product sales	37	52	41
Crestor | Rest of World
Revenues
Revenue from product sales	136	138	148
Seloken/Toprol-XL
Revenues
Revenue from product sales	605	640	862
Seloken/Toprol-XL | US
Revenues
Revenue from product sales		1
Seloken/Toprol-XL | Emerging Markets
Revenues
Revenue from product sales	589	621	839
Seloken/Toprol-XL | Europe
Revenues
Revenue from product sales	13	11	14
Seloken/Toprol-XL | Rest of World
Revenues
Revenue from product sales	3	7	9
Lokelma
Revenues
Revenue from product sales	542	412	289
Lokelma | US
Revenues
Revenue from product sales	256	214	170
Lokelma | Emerging Markets
Revenues
Revenue from product sales	86	50	20
Lokelma | Europe
Revenues
Revenue from product sales	92	58	30
Lokelma | Rest of World
Revenues
Revenue from product sales	108	90	69
Roxadustat
Revenues
Revenue from product sales	331	271	197
Roxadustat | Emerging Markets
Revenues
Revenue from product sales	331	271	197
This member represents Andexxa.
Revenues
Revenue from product sales	219	182	150
This member represents Andexxa. | US
Revenues
Revenue from product sales	81	75	77
This member represents Andexxa. | Emerging Markets
Revenues
Revenue from product sales	3
This member represents Andexxa. | Europe
Revenues
Revenue from product sales	80	62	41
This member represents Andexxa. | Rest of World
Revenues
Revenue from product sales	55	45	32
Wainua
Revenues
Revenue from product sales	85
Wainua | US
Revenues
Revenue from product sales	85
CVRM, Others
Revenues
Revenue from product sales	524	686	903
CVRM, Others | US
Revenues
Revenue from product sales	106	212	352
CVRM, Others | Emerging Markets
Revenues
Revenue from product sales	249	286	318
CVRM, Others | Europe
Revenues
Revenue from product sales	146	168	201
CVRM, Others | Rest of World
Revenues
Revenue from product sales	23	20	32
Total Respiratory & Immunology
Revenues
Revenue from product sales	7,416	6,107	5,765
Total Respiratory & Immunology | US
Revenues
Revenue from product sales	3,416	2,547	2,655
Total Respiratory & Immunology | Emerging Markets
Revenues
Revenue from product sales	1,897	1,771	1,443
Total Respiratory & Immunology | Europe
Revenues
Revenue from product sales	1,416	1,164	1,054
Total Respiratory & Immunology | Rest of World
Revenues
Revenue from product sales	687	625	613
Symbicort
Revenues
Revenue from product sales	2,879	2,362	2,538
Symbicort | US
Revenues
Revenue from product sales	1,187	726	973
Symbicort | Emerging Markets
Revenues
Revenue from product sales	805	753	608
Symbicort | Europe
Revenues
Revenue from product sales	559	549	582
Symbicort | Rest of World
Revenues
Revenue from product sales	328	334	375
Fasenra
Revenues
Revenue from product sales	1,689	1,553	1,396
Fasenra | US
Revenues
Revenue from product sales	1,049	992	906
Fasenra | Emerging Markets
Revenues
Revenue from product sales	92	64	43
Fasenra | Europe
Revenues
Revenue from product sales	404	355	305
Fasenra | Rest of World
Revenues
Revenue from product sales	144	142	142
Pulmicort
Revenues
Revenue from product sales	682	713	645
Pulmicort | US
Revenues
Revenue from product sales	6	28	65
Pulmicort | Emerging Markets
Revenues
Revenue from product sales	568	575	462
Pulmicort | Europe
Revenues
Revenue from product sales	71	68	69
Pulmicort | Rest of World
Revenues
Revenue from product sales	37	42	49
Breztri
Revenues
Revenue from product sales	978	677	398
Breztri | US
Revenues
Revenue from product sales	516	383	239
Breztri | Emerging Markets
Revenues
Revenue from product sales	245	161	92
Breztri | Europe
Revenues
Revenue from product sales	143	81	33
Breztri | Rest of World
Revenues
Revenue from product sales	74	52	34
Tezspire
Revenues
Revenue from product sales	248	86	4
Tezspire | Emerging Markets
Revenues
Revenue from product sales	11	1
Tezspire | Europe
Revenues
Revenue from product sales	156	48	2
Tezspire | Rest of World
Revenues
Revenue from product sales	81	37	2
Saphnelo
Revenues
Revenue from product sales	474	280	116
Saphnelo | US
Revenues
Revenue from product sales	425	260	111
Saphnelo | Emerging Markets
Revenues
Revenue from product sales	7	2
Saphnelo | Europe
Revenues
Revenue from product sales	26	8	2
Saphnelo | Rest of World
Revenues
Revenue from product sales	16	10	3
Airsupra
Revenues
Revenue from product sales	66	2
Airsupra | US
Revenues
Revenue from product sales	66	2
Respiratory and immunology, Others
Revenues
Revenue from product sales	400	434	668
Respiratory and immunology, Others | US
Revenues
Revenue from product sales	167	156	361
Respiratory and immunology, Others | Emerging Markets
Revenues
Revenue from product sales	169	215	238
Respiratory and immunology, Others | Europe
Revenues
Revenue from product sales	57	55	61
Respiratory and immunology, Others | Rest of World
Revenues
Revenue from product sales	7	8	8
Vaccines & Immune Therapies
Revenues
Revenue from product sales	1,058	1,012	4,736
Vaccines & Immune Therapies | US
Revenues
Revenue from product sales	280	109	1,168
Vaccines & Immune Therapies | Emerging Markets
Revenues
Revenue from product sales	213	212	1,316
Vaccines & Immune Therapies | Europe
Revenues
Revenue from product sales	409	396	1,027
Vaccines & Immune Therapies | Rest of World
Revenues
Revenue from product sales	156	295	1,225
Synagis
Revenues
Revenue from product sales	447	546	578
Synagis | US
Revenues
Revenue from product sales			1
Revenue from product sales, net of returns	(8)	(1)
Synagis | Emerging Markets
Revenues
Revenue from product sales	210	195	173
Synagis | Europe
Revenues
Revenue from product sales	116	175	213
Synagis | Rest of World
Revenues
Revenue from product sales	129	177	191
Beyfortus
Revenues
Revenue from product sales	318	106
Beyfortus | US
Revenues
Revenue from product sales	232	87
Beyfortus | Europe
Revenues
Revenue from product sales	84	19
Beyfortus | Rest of World
Revenues
Revenue from product sales	2
FluMist
Revenues
Revenue from product sales	258	216	175
FluMist | US
Revenues
Revenue from product sales	28	23	21
FluMist | Emerging Markets
Revenues
Revenue from product sales	1	1	1
FluMist | Europe
Revenues
Revenue from product sales	204	188	151
FluMist | Rest of World
Revenues
Revenue from product sales	25	4	2
COVID-19 mAbs
Revenues
Revenue from product sales	31	132	2,185
COVID-19 mAbs | US
Revenues
Revenue from product sales	28		1,067
COVID-19 mAbs | Emerging Markets
Revenues
Revenue from product sales		6	413
COVID-19 mAbs | Europe
Revenues
Revenue from product sales	3	12	298
COVID-19 mAbs | Rest of World
Revenues
Revenue from product sales		114	407
Vaccines & Immune Therapies, Others
Revenues
Revenue from product sales	4	12	1,798
Vaccines & Immune Therapies, Others | US
Revenues
Revenue from product sales			79
Vaccines & Immune Therapies, Others | Emerging Markets
Revenues
Revenue from product sales	2	10	729
Vaccines & Immune Therapies, Others | Europe
Revenues
Revenue from product sales	2	2	365
Vaccines & Immune Therapies, Others | Rest of World
Revenues
Revenue from product sales			625
Total Rare Disease
Revenues
Revenue from product sales	8,668	7,764	7,053
Total Rare Disease | US
Revenues
Revenue from product sales	5,263	4,701	4,324
Total Rare Disease | Emerging Markets
Revenues
Revenue from product sales	849	623	431
Total Rare Disease | Europe
Revenues
Revenue from product sales	1,568	1,529	1,428
Total Rare Disease | Rest of World
Revenues
Revenue from product sales	988	911	870
Ultomiris
Revenues
Revenue from product sales	3,924	2,965	1,965
Ultomiris | US
Revenues
Revenue from product sales	2,261	1,750	1,136
Ultomiris | Emerging Markets
Revenues
Revenue from product sales	141	71	38
Ultomiris | Europe
Revenues
Revenue from product sales	884	668	481
Ultomiris | Rest of World
Revenues
Revenue from product sales	638	476	310
Soliris
Revenues
Revenue from product sales	2,588	3,145	3,762
Soliris | US
Revenues
Revenue from product sales	1,523	1,734	2,180
Soliris | Emerging Markets
Revenues
Revenue from product sales	443	424	301
Soliris | Europe
Revenues
Revenue from product sales	416	670	805
Soliris | Rest of World
Revenues
Revenue from product sales	206	317	476
Strensiq
Revenues
Revenue from product sales	1,416	1,152	958
Strensiq | US
Revenues
Revenue from product sales	1,167	937	769
Strensiq | Emerging Markets
Revenues
Revenue from product sales	54	40	35
Strensiq | Europe
Revenues
Revenue from product sales	99	89	78
Strensiq | Rest of World
Revenues
Revenue from product sales	96	86	76
Koselugo
Revenues
Revenue from product sales	531	331	208
Koselugo | US
Revenues
Revenue from product sales	212	195	162
Koselugo | Emerging Markets
Revenues
Revenue from product sales	177	59	26
Koselugo | Europe
Revenues
Revenue from product sales	103	53	20
Koselugo | Rest of World
Revenues
Revenue from product sales	39	24
Kanuma
Revenues
Revenue from product sales	209	171	160
Kanuma | US
Revenues
Revenue from product sales	100	85	77
Kanuma | Emerging Markets
Revenues
Revenue from product sales	34	29	31
Kanuma | Europe
Revenues
Revenue from product sales	66	49	44
Kanuma | Rest of World
Revenues
Revenue from product sales	9	8	8
Total Other medicines
Revenues
Revenue from product sales	1,073	1,176	1,625
Total Other medicines | US
Revenues
Revenue from product sales	111	133	144
Total Other medicines | Emerging Markets
Revenues
Revenue from product sales	735	731	788
Total Other medicines | Europe
Revenues
Revenue from product sales	103	105	123
Total Other medicines | Rest of World
Revenues
Revenue from product sales	124	207	570
Nexium
Revenues
Revenue from product sales	867	945	1,285
Nexium | US
Revenues
Revenue from product sales	96	115	120
Nexium | Emerging Markets
Revenues
Revenue from product sales	591	578	568
Nexium | Europe
Revenues
Revenue from product sales	60	53	46
Nexium | Rest of World
Revenues
Revenue from product sales	120	199	551
Other, Others
Revenues
Revenue from product sales	206	231	340
Other, Others | US
Revenues
Revenue from product sales	15	18	24
Other, Others | Emerging Markets
Revenues
Revenue from product sales	144	153	220
Other, Others | Europe
Revenues
Revenue from product sales	43	52	77
Other, Others | Rest of World
Revenues
Revenue from product sales	$ 4	$ 8	$ 19
Product sales excluding Rare Disease | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.80%	1.40%	1.60%
Medicaid and state programmes excluding rare disease therapy | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.10%	0.40%	0.60%
Managed Care and Medicare excluding rare disease therapy | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.70%	0.70%	1.10%
Regulatory Medicaid and state programmes | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.10%	0.30%	0.50%
Contractual Managed-care and Medicare | US
Revenues
Rebate, returns and chargebacks (as a percent)	0.60%	0.50%	0.80%